Statutory Requirements and Dividends Restrictions	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Summary of Statutory Requirements and Dividends Restrictions	Statutory Requirements and Dividends Restrictions
As a holding company, the Company relies on dividends and other distributions from its Operating Subsidiaries to provide cash flow to meet ongoing cash requirements, including any future debt service payments and other expenses, and to pay dividends, if any, to our preference and ordinary shareholders. The Company must comply with the provisions of the Bermuda Companies Act 1981, as amended, (the “Companies Act”) regulating the payment of dividends and distributions.
The ability of the Company’s Operating Subsidiaries to pay the Company dividends or other distributions is subject to the laws and regulations applicable to each jurisdiction, as well as the Operating Subsidiaries’ need to maintain capital requirements adequate to maintain their insurance and reinsurance operations and their financial strength ratings issued by independent rating agencies.
The company law of England and Wales prohibits Aspen UK, AMAL or AUL from declaring a dividend to its shareholders unless it has “profits available for distribution”. The determination of whether a company has profits available for distribution is based on its accumulated realized profits and other distributable reserves less its accumulated realized losses. While the U.K. insurance regulatory laws impose no statutory restrictions on a general insurer’s ability to declare a dividend, the rules of the Prudential Regulation Authority (the “PRA”) require each insurance company within its jurisdiction to maintain its solvency margin at all times. Accordingly, Aspen UK, AMAL and AUL may not pay a dividend if the payment of such dividend would result in their SCR coverage ratio falling below certain levels. In addition, any future changes regarding regulatory requirements, including those described above, may restrict the ability of Aspen UK, AMAL and AUL to pay dividends in the future. As at December 31, 2023, Aspen UK had an accumulated balance of retained losses of approximately $599.3 million and AUL had an accumulated balance of retained losses of approximately £78 million. Aspen UK held a capital contribution reserve of $655.0 million as at December 31, 2023 which, under certain circumstances, could be distributable.
Aspen Bermuda must comply with the provisions of the Companies Act and the Insurance Act regulating the payment of dividends and distributions. Aspen Bermuda may not in any financial year pay dividends which would exceed 25% of its total statutory capital and surplus, as shown on its statutory balance sheet in relation to the previous financial year, unless it files with the BMA a solvency affidavit at least seven days in advance of payment. As at December 31, 2023, 25% of Aspen Bermuda’s statutory capital and surplus amounted to $303.9 million. Aspen Bermuda must also obtain the prior approval of the BMA before reducing its total statutory capital as set out in its previous year’s financial statements by 15% or more.
Under both North Dakota and Texas law, insurance companies may only pay dividends out of earned surplus as distinguished from contributed surplus. As such, Aspen Specialty and AAIC could not pay a dividend as at December 31, 2023 without prior regulatory approval.
Actual and required statutory capital and surplus for the principal Operating Subsidiaries of the Company, excluding its Lloyd’s syndicate, as at December 31, 2023 and December 31, 2022 were estimated as follows:

	As at December 31, 2023
	U.S.	Bermuda	U.K.
	($ in millions)
Required statutory capital and surplus	$488.9	$601.1	$257.2
Actual statutory capital and surplus	$1,063.1	$1,685.2	$734.7

	As at December 31, 2022
	U.S.	Bermuda	U.K.
	($ in millions)
Required statutory capital and surplus	$513.9	$536.7	$771.8
Actual statutory capital and surplus	$838.6	$1,426.6	$802.5
As the sole corporate member of our Lloyd’s Syndicate, AUL was required to hold capital at Lloyd’s of $989.9 million as at December 31, 2023, adjusting funding to meet this level on an annual basis in the following Q2 and not holding less than 90% of this amount at any time. As at December 31, 2023, AUL had capital at Lloyd’s of $1,101.0 million of which $515.4 million was provided as Funds at Lloyd’s by Aspen Bermuda.
The Bermuda Monetary Authority is the group supervisor of the Company. The laws and regulations of Bermuda require that the Company maintain a minimum amount of group statutory capital and surplus based on the enhanced capital requirement using the group standardized risk-based capital model of the Bermuda Monetary Authority. The Company is also subject to an early-warning level based on 120% of the enhanced capital requirement which may trigger additional reporting requirements or other enhanced oversight. The statutory capital requirements of the Company’s Operating Subsidiaries are set out above. To the extent that these requirements are met, the Company do not anticipate any dividend restrictions arising as a result of the Company’s enhanced capital requirement.